Receivables and Other Assets - Schedule of Receivables and Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Receivables and Other Assets [Abstract]
Tenant receivables, net	$ 10,131	$ 10,477
Other receivables, net	10,335	6,098
Deferred financing costs, net	7,697	7,055
Deferred leasing costs, net	48,418	45,008
Straight-line rent receivables, net	149,602	142,604
Prepaid expenses, deposits, equipment and other, net	34,549	38,301
Derivative financial instruments - interest rate swaps	7,721	0
Real estate notes receivable, net	75,872	69,114
Finance ROU asset, net	16,108	16,284
Total	$ 360,433	$ 334,941